Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108

                                  October 1, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Strategic High Yield Tax-Free Fund and DWS Managed Municipal Bond Fund (the "Funds"), each a series of DWS Municipal Trust (the "Trust") (Reg. Nos. 2-57139, 811-02671)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 26, 2008.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                 Very truly yours,


                                 /s/Scott D. Hogan

                                 Scott D. Hogan
                                 Vice President
                                 Deutsche Investment Management Americas Inc.


cc:      Thomas R. Hiller, Esq., Ropes & Gray LLP